Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	PARTY-IN-INTEREST TRANSACTIONS
Parties-in-interest are defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer, and certain others. Notes receivable from participants held by the Plan and certain administrative services provided by paid service providers are also considered party-in-interest transactions.
At December 31, 2025 and 2024, the Plan held 13,792 and 12,895 shares, respectively, of common stock of Franklin Electric Co., Inc., the sponsoring employer. Dividends of common stock of Franklin Electric Co., Inc., for Plan year 2025 were approximately $15,000.